Debt - Rural Utilities Service Guaranteed Loans (Details) - FFB - Rural Utilities Service Guaranteed Loans - Long-term debt - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024
Schedule of Debt Instruments [Line Items]
Proceeds from debt, net of issuance costs		$ 317,493
Proceeds from issuance of debt		212,035
Subsequent Event
Schedule of Debt Instruments [Line Items]
Proceeds from issuance of debt	$ 40,398
Washington and Baconton Acquisition
Schedule of Debt Instruments [Line Items]
Proceeds from issuance of debt		$ 105,458